Note 6 - Stock-Based Compensation Expense - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total stock-based compensation expense					$ 902,074	$ 369,987
Share-Based Payment Arrangement, Option [Member]
Total stock-based compensation expense	$ 227,114	$ 190,191	$ 681,166	$ 570,573	773,377	269,427
Share-Based Payment Arrangement, Option [Member] | Research and Development Expense [Member]
Total stock-based compensation expense					225,031	96,814
Share-Based Payment Arrangement, Option [Member] | General and Administrative Expense [Member]
Total stock-based compensation expense					548,346	172,613
Restricted Stock [Member] | General and Administrative Expense [Member]
Total stock-based compensation expense					$ 128,697	$ 100,560